UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Emerging Markets Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Airlines — 2.4%
Thai Airways International Public Company, Ltd.	2,889,900	$3,633,039
		$3,633,039
Auto Components — 2.6%
Hyundai Mobis	38,810	3,980,592
		$3,980,592
Automobiles — 4.1%
Denway Motors, Ltd.	8,422,000	3,045,310
Hyundai Motor Co.	37,040	3,166,988
		$6,212,298
Chemicals — 4.9%
Makhteshim-Agan Industries, Ltd.	612,703	3,020,672
Nan Ya Plastics Corp.	3,217,343	4,498,893
		$7,519,565
Commercial Banks — 14.2%
Banco do Brasil S.A.	181,400	3,975,593
Grupo Financiero Banorte DA de C.V.	1,894,500	5,927,014
Kookmin Bank	50,150	3,926,514
Krung Thai Bank Public Company, Ltd.	10,223,000	3,127,963
Malayan Banking Berhad	1,062,600	3,226,985
Woori Finance Holdings Co., Ltd.	74,420	1,568,031
		$21,752,100
Computer Peripherals — 3.7%
Acer, Inc.	1,609,560	2,723,453
Asustek Computer, Inc.	1,276,000	2,996,275
		$5,719,728
Construction & Engineering — 2.3%
Daelim Industrial Co.	51,580	3,505,619
		$3,505,619
Construction Materials — 2.2%
Siam Cement Public Company, Ltd.	487,300	3,312,040
		$3,312,040
Diversified Telecommunication Services — 6.6%
Chunghwa Telecom Co., Ltd.	2,504,100	4,176,486
KT Corp.	68,220	2,940,801
Telekomunikacja Polska S.A.	482,000	3,056,287
		$10,173,574

Electric Utilities — 5.7%
Enersis S.A.	15,028,186	$3,978,995
Enersis S.A. ADR	50,000	660,000
RAO Unified Energy System GDR	56,716	4,140,268
		$8,779,263
Energy Equipment & Services — 2.9%
Tenaris S.A. ADR	124,927	4,419,917
		$4,419,917
Food & Staples Retailing — 3.5%
Wal-Mart de Mexico S.A.	1,597,000	5,430,417
		$5,430,417
Household Durables — 4.7%
Corporacion GEO S.A. (1)	799,000	3,359,814
Steinhoff International Holdings, Ltd.	1,202,000	3,878,958
		$7,238,772
Household Products — 2.3%
Kimberly-Clark de Mexico S.A. de C.V.	851,600	3,445,501
		$3,445,501
Industrial Conglomerates — 4.1%
Barloworld, Ltd.	182,184	3,034,412
Sime Darby Berhad	1,986,600	3,231,488
		$6,265,900
Insurance — 5.0%
Cathay Financial Holding Co., Ltd.	1,715,241	3,437,747
Samsung Fire & Marine Insurance Co., Ltd.	27,890	4,285,313
		$7,723,060
Metals & Mining — 7.6%
AngloGold Ashanti, Ltd.	93,700	3,528,647
Cia Siderurgica Nacional S.A. ADR	52,900	1,384,541
Gold Fields, Ltd.	137,500	2,439,233
POSCO	16,770	4,364,636
		$11,717,057
Oil, Gas & Consumable Fuels — 11.4%
China Petroleum and Chemical Corp.	5,632,000	3,490,270
CNOOC, Ltd.	4,158,000	3,461,053
Lukoil Oil., ADR	41,566	3,167,329
OAO Gazprom ADR	74,100	3,208,530
PTT Public Company, Ltd.	729,800	4,194,141
		$17,521,323

Semiconductors & Semiconductor Equipment — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,470,061	$4,458,107
		$4,458,107
Wireless Telecommunication Services — 1.0%
Reliance Communications, Ltd. (1)(2)	206,500	1,496,782
		$1,496,782
Total Common Stocks (identified cost $113,746,264)		$144,304,656

Preferred Stocks — 2.5%

Security	Shares	Value
Electric Utilities — 2.5%
Cia Energetica de Minas Gerais	96,860,000	$3,812,384
		$3,812,384
Total Preferred Stocks (identified cost $2,307,307)		$3,812,384
Total Investments — 96.6% (identified cost $116,053,571)		$148,117,038
Other Assets, Less Liabilities — 3.4%		$5,160,674
Net Assets — 100.0%		$153,277,712

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $1,496,782 or 1.0% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Republic of Korea	18.1%	$27,738,494
Taiwan	14.5%	22,290,961
Mexico	11.8%	18,162,746
Thailand	9.3%	14,267,183
South Africa	8.4%	12,881,250
Russia	6.9%	10,516,127
China	6.5%	9,996,633
Brazil	6.0%	9,172,518
Malaysia	4.2%	6,458,473
Chile	3.0%	4,638,995
Argentina	2.9%	4,419,917
Poland	2.0%	3,056,287
Israel	2.0%	3,020,672
India	1.0%	1,496,782
	96.60%	$148,117,038

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$116,053,571
Gross unrealized appreciation	$36,189,587
Gross unrealized depreciation	(4,126,118)
Net unrealized appreciation	$32,063,469

The net unrealized depreciation on foreign currency is $5,979.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006